RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Line Items]
Professional fees expense	$ 280,102	$ 518,543	$ 271,613
Spouse of Chief Executive Officer [Member]
Related Party [Line Items]
Professional fees expense	$ 60,000	$ 60,000	$ 60,000